Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 1,800	$ 958
Environmental expenditures	(23)	(25)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	775	770
Regulatory assets and liabilities	68	(48)
Deferred income tax expense (recovery)	(821)	23
Other	39	14
Changes in non-cash balances related to operations (Note 30)	159	27
Net cash from operating activities	1,997	1,719
Financing activities
Long-term debt issued	2,300	1,500
Long-term debt repaid	(653)	(730)
Short-term notes issued	4,070	4,047
Short-term notes repaid	(4,413)	(4,156)
Short-term debt repaid (Note 4)	(20)	0
Return of stated capital	(607)	(748)
Preferred shares redeemed	0	(486)
Dividends paid	(1)	(3)
Distributions paid to noncontrolling interest	(2)	(9)
Contributions received from sale of noncontrolling interest (Note 4)	9	12
Costs to obtain financing	(12)	(8)
Net cash from (used in) financing activities	671	(581)
Investing activities
Property, plant and equipment	(1,709)	(1,510)
Intangible assets	(126)	(115)
Capital contributions received (Note 30)	0	3
Acquisitions (Note 4)	(126)	0
Other	(2)	(1)
Net cash used in investing activities	(1,963)	(1,623)
Net change in cash and cash equivalents	705	(485)
Cash and cash equivalents, beginning of year	7	492
Cash and cash equivalents, end of year	$ 712	$ 7